INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET
Schedule of intangible assets and accumulated amortization

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161
Finite-lived:
Technology	113,116	(36,027)	—	77,089
Online game licenses	65,726	(14,678)	(8,304)	42,744
Customer relationship	30,739	(3,901)	—	26,838
User base	62,563	(23,750)	—	38,813
Trademark	10,432	(827)	—	9,605
Domain names	2,533	(239)	—	2,294
Non-compete agreements	1,610	(1,538)	—	72

	288,880	(80,960)	(8,304)	199,616

	As of December 31, 2015
	Gross carrying value	Accumulated amortization	Impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161	334
Finite-lived:
Technology	174,851	(89,851)	(213)	84,787	13,088
Online game licenses	62,991	(30,039)	(25,639)	7,313	1,129
Customer relationship	39,385	(13,373)	—	26,012	4,016
User base	74,811	(50,216)	—	24,595	3,797
Trademark	30,726	(5,823)	—	24,903	3,844
Domain names	3,794	(1,471)	(789)	1,534	237
Non-compete agreements	1,610	(1,610)	—	—	—
Platform	71,439	(10,715)	—	60,724	9,374

	461,768	(203,098)	(26,641)	232,029	35,819

Schedule of future amortization expense
	Years ending December 31,
	RMB	US$
2016	103,924	16,043
2017	58,210	8,986
2018	34,481	5,323
2019	20,698	3,195
2020	5,980	923
Thereafter	6,575	1,015